Provisions and Others (Tables)	12 Months Ended
Dec. 31, 2024
Provisions and Others [Abstarct]
Schedule of Provisions and Others
	Commissions, promotions and other		Bonuses and other employee benefits	Professional services fees	Other provisions	Total

As of January 1, 2022	Ps.	113,431	4,537	500	-	118,468

Additions for subsidiaries’ acquisition		360,280	-	62,990	276,314	699,584
Increases		4,030,497	74,764	48,292	412,645	4,566,198
Payments		(4,012,720)	(52,898)	(54,490)	(469,674)	(4,589,782)
Foreign currency translation		(135)	-	-	(921)	(1,056)

As of December 31, 2022	Ps.	491,353	26,403	57,292	218,364	793,412

Increases		3,880,325	19,025	56,990	615,108	4,571,448
Payments		(3,810,487)	(36,657)	(66,487)	(646,481)	(4,560,112)

As of December 31, 2023	Ps.	561,191	8,771	47,795	186,991	804,748

Increases		3,730,775	78,534	29,112	632,630	4,471,051
Payments		(3,755,329)	(43,430)	(44,488)	(683,634)	(4,526,881)

As of December 31, 2024	Ps.	536,637	43,875	32,419	135,987	748,918